SCHNEIDER SMALL CAP VALUE FUND
SCHNEIDER SMALL CAP VALUE FUND
Investment Goal

The Schneider Small Cap Value Fund (the "Fund") seeks long-term capital growth by investing primarily in common stocks of companies that have capitalizations that are less than the largest company in the Russell 2000® Index ("small cap companies") and which Schneider Capital Management Company (the "Adviser") believes are undervalued. There can be no guarantee that the Fund will achieve its investment objective.

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SCHNEIDER SMALL CAP VALUE FUND SCHNEIDER SMALL CAP VALUE FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than one year, if applicable)	1.75%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SCHNEIDER SMALL CAP VALUE FUND SCHNEIDER SMALL CAP VALUE FUND
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	1.13%
Total Annual Fund Operating Expenses	2.13%
Fee Waiver and/or Expense Reimbursement	(0.98%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%
[1]	The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.15%. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.15%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $20,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND | USD ($)	117	577	1,063	2,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund's portfolio turnover rate was 113.69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in small cap companies. As of November 30, 2016, the market capitalization range of the companies held by the Fund was $44.8 million to $18.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund invests primarily in common stock of companies the Adviser believes are undervalued. The fund may invest in convertible securities without regard to their credit ratings. The Fund may also invest up to 20% of the value of its net assets in securities of foreign issuers, including American Depositary Receipts ("ADRs").

Principal Risks

·  The Fund invests in common stocks which are subject to market, economic and business risks that will cause their prices to fluctuate over time. Therefore, the value of your investment in the Fund may go up and down, sometimes rapidly and unpredictably, and you could lose money. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer, and any call provision.

·  Stocks of small companies may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small company securities may make them more difficult to sell than those of larger companies.

·  Value investing involves the risk that the Fund's investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

·  Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments.

·  The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect. A portfolio turnover rate of 100% is considered to be high.

Risk/Return Information

The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at www.schneidercap.com or by calling 1-888-520-3277.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter: 39.11% (Qtr. ended June 30, 2009)

Worst Quarter: -31.03% (Qtr. ended September 30, 2011)

Year-to-date total return for the nine months ended September 30, 2016: 31.17%

Average Annual Total Returns
Average Annual Total Returns for the Periods Ended December 31, 2015

The table below compares the Fund's average annual total returns for the past calendar year, past five calendar years, past ten calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Returns - SCHNEIDER SMALL CAP VALUE FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
SCHNEIDER SMALL CAP VALUE FUND		(22.53%)	(1.46%)	0.16%	11.30%	Sep. 02, 1998
After Taxes on Distributions | SCHNEIDER SMALL CAP VALUE FUND	[2]	(22.63%)	(3.74%)	(1.43%)	8.56%
After Taxes on Distributions and Sale of Fund Shares | SCHNEIDER SMALL CAP VALUE FUND	[2]	(12.69%)	(0.99%)	0.29%	9.30%
Russell 2000 Value Index (reflects no deductions of fees, expenses and taxes)		(7.47%)	7.67%	5.57%	8.98%	Sep. 02, 1998
[1]	Commenced Operations on September 2, 1998.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Returns After Taxes on Distributions and Sale of Fund Shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

In cases in the chart above where the Fund's average annual return after taxes on distributions and sale of fund shares for a particular period is higher than the Fund's average annual return after taxes on distributions for the same period, this is due to realized losses that would have been sustained upon the sale of fund shares immediately after the relevant period. The calculations assume that an investor held the shares in a taxable account, was in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.